Research and Development, Net (Tables)	12 Months Ended
Oct. 31, 2025
Research and Development, Net [Abstract]
Schedule of Research and Development, Net
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2025	2024	2023

Research and preclinical studies	$1,226,026	$747,026	$1,159,147
Salaries, regulatory, professional and other expenses	935,801	542,615	469,667
Share-based compensation (Notes 6, 11 and 12)	81,786	132,502	45,870
Reimbursements (Note 6)	(198,042)	(50,319)	(141,409)
Amortization of intangible assets	10,954	10,984	10,954
Total research and development, net	$2,056,525	$1,382,808	$1,544,229